Schedule of Other Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance And Operating Leases
Weighted-average remaining lease term (years) - operating leases	2 years	2 years 9 months 18 days
Weighted-average discount rate - operating leases	3.90%	3.20%
Operating cash flows from finance leases
Operating cash flows from operating leases	$ 120,781	$ 83,859